Accounts Payable and Accrued Liabilities (Details Narrative) - USD ($)	Feb. 29, 2024	Feb. 28, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 531,847	$ 519,136
Accrued expenses	$ 460,768	$ 329,922